Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	000-30202
Entity Registrant Name	mPHASE TECHNOLOGIES, INC.
Entity Central Index Key	0000825322
Entity Tax Identification Number	22-2287503
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	5011 Gate Parkway
Entity Address, Address Line Two	Building 100
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	(941)
Local Phone Number	538-6257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false